Income Taxes (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Textual)
Change in deferred tax assets valuation allowance	$ 1,324,000	$ 1,139,000	$ 3,691,000
Deferred tax assets	1,324,000	1,139,000	3,691,000
Japan [Member]
Income Taxes (Textual)
Net operating loss	$ 352,000	$ 350,000	$ 319,000
Expiring date, description	expiring in 2031.	expiring in 2030.	expiring in 2029.
Taiwan [Member]
Income Taxes (Textual)
Net operating loss	$ 2,413,000	$ 1,898,000	$ 879,000
Expiring date, description	expiring in 2030.	expiring in 2029.	expiring in 2028.
Federal [Member]
Income Taxes (Textual)
Net operating loss	$ 8,243,000	$ 8,243,000	$ 8,243,000
Expiring date, description	expiring in 2037	expiring in 2037	expiring in 2037
Additional federal NOLs	$ 13,535,000	$ 11,314,000	$ 5,743,000
State [Member]
Income Taxes (Textual)
Net operating loss	$ 23,509,000	$ 21,117,000	$ 15,486,000
Expiring date, description	expiring in 2040	expiring in 2039.	expiring in 2038.
California State Research and Development Tax Credit [Member]
Income Taxes (Textual)
Research and development tax credit	$ 39,000	$ 39,000	$ 39,000
Federal Research and Development Tax Credit [Member]
Income Taxes (Textual)
Research and development tax credit	$ 37,000	$ 37,000	$ 37,000
Expiring date, description	The credit begins to expire in 2034 if not utilized.